Supplement dated January 27, 2026 to the

Prospectus and Statement of Additional Information, each dated January 26, 2026.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long AAOI Daily ETF

Tradr 2X Long BTBT Daily ETF

Tradr 2X Long BTDR Daily ETF

Tradr 2X Long BYND Daily ETF

Tradr 2X Long CCJ Daily ETF

Tradr 2X Long CDE Daily ETF

Tradr 2X Long CLF Daily ETF

Tradr 2X Long COHR Daily ETF

Tradr 2X Long EOSE Daily ETF

Tradr 2X Long HL Daily ETF

Tradr 2X Long HUT Daily ETF

Tradr 2X Long INDI Daily ETF

Tradr 2X Long LEU Daily ETF

Tradr 2X Long POET Daily ETF

Tradr 2X Long QMCO Daily ETF

Tradr 2X Long RR Daily ETF

Tradr 2X Long SEDG Daily ETF

Tradr 2X Long SERV Daily ETF

Tradr 2X Long UUUU Daily ETF

Tradr 2X Long WYFI Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.